GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2014 (six months ending December 31)	$ 9,001
2015	16,102
2016	8,497
2017	3,440
2018	856
Thereafter	3,033
Balance as of June 30, 2014, net	40,929
Amortization of intangible assets	$ 9,001